Note 12 - Business Segment Information - Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer, Including Assessed Tax	$ 7,765,000	$ 17,779,000
Research and development	(2,593,000)	(2,882,000)
Operating income (loss)	(14,855,000)	(4,331,000)
Depreciation	(145,000)	(155,000)
Stock option expense	(2,965,000)	(2,063,000)
Interest income (expense)	(340,000)	(33,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(15,189,000)	(4,347,000)
Tangible assets	6,945,000	9,056,000
Operating lease right-of-use	1,028,000	992,000
Finance lease right-of-use	338,000	451,000
Total	8,311,000	10,513,000
Tangible assets	6,945,000	9,056,000
Investment in South Korean joint venture	0	14,000
Investment in South Korean Joint Venture [Member]
Investment in South Korean joint venture		14,000
Operating Segments [Member] | Odor-No-More [Member]
Revenue from Contract with Customer, Including Assessed Tax	5,905,000	15,597,000
Operating income (loss)	(2,317,000)	5,920,000
Depreciation	(41,000)	(33,000)
Interest income (expense)	90,000	31,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(2,227,000)	5,951,000
Tangible assets	2,331,000	5,879,000
Operating lease right-of-use	0	0
Finance lease right-of-use	0	0
Total	2,331,000	5,879,000
Tangible assets	2,331,000	5,879,000
Operating Segments [Member] | Odor-No-More [Member] | Investment in South Korean Joint Venture [Member]
Investment in South Korean joint venture		0
Operating Segments [Member] | Clyra Segment [Member]
Revenue from Contract with Customer, Including Assessed Tax	0	0
Research and development	(1,168,000)	(827,000)
Operating income (loss)	(6,065,000)	(3,324,000)
Depreciation	(9,000)	(9,000)
Stock option expense	(1,203,000)	(528,000)
Interest income (expense)	(499,000)	(60,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(6,564,000)	(3,490,000)
Tangible assets	2,650,000	1,696,000
Operating lease right-of-use	175,000	0
Finance lease right-of-use	338,000	451,000
Total	3,163,000	2,147,000
Tangible assets	2,650,000	1,696,000
Operating Segments [Member] | Clyra Segment [Member] | Investment in South Korean Joint Venture [Member]
Investment in South Korean joint venture		0
Operating Segments [Member] | BioLargo Engineering, Science & Technologies, LLC [Member]
Revenue from Contract with Customer, Including Assessed Tax	2,545,000	3,197,000
Research and development	(617,000)	(1,158,000)
Operating income (loss)	(1,091,000)	(1,453,000)
Depreciation	(48,000)	(71,000)
Interest income (expense)	59,000	0
Tangible assets	1,169,000	790,000
Operating lease right-of-use	615,000	659,000
Finance lease right-of-use	0	0
Total	1,784,000	1,449,000
Tangible assets	1,169,000	790,000
Operating Segments [Member] | BioLargo Engineering, Science & Technologies, LLC [Member] | Investment in South Korean Joint Venture [Member]
Investment in South Korean joint venture		0
Operating Segments [Member] | BioLargo Energy Technologies, Inc (BETI) [Member]
Research and development	(274,000)	(379,000)
Operating income (loss)	(639,000)	(642,000)
Depreciation	(9,000)	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(639,000)	(642,000)
Tangible assets	4,000	46,000
Operating lease right-of-use	0	0
Finance lease right-of-use	0	0
Total	4,000	46,000
Tangible assets	4,000	46,000
Operating Segments [Member] | BioLargo Energy Technologies, Inc (BETI) [Member] | Investment in South Korean Joint Venture [Member]
Investment in South Korean joint venture		0
Operating Segments [Member] | BioLargo Canada [Member]
Revenue from Contract with Customer, Including Assessed Tax	86,000	72,000
Research and development	(440,000)	(432,000)
Operating income (loss)	(534,000)	(532,000)
Interest income (expense)	0	2,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(528,000)	(504,000)
Tangible assets	321,000	104,000
Operating lease right-of-use	0	0
Finance lease right-of-use	0	0
Total	321,000	104,000
Tangible assets	321,000	104,000
Operating Segments [Member] | BioLargo Canada [Member] | Investment in South Korean Joint Venture [Member]
Investment in South Korean joint venture		0
Operating Segments [Member] | BEST [Member]
Operating income (loss)	(276,000)	(273,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(276,000)	(273,000)
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Research and development	(865,000)	(1,173,000)
Operating income (loss)	(3,933,000)	(4,027,000)
Depreciation	(38,000)	(42,000)
Stock option expense	(1,762,000)	(1,535,000)
Interest income (expense)	10,000	(6,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(3,923,000)	(4,033,000)
Tangible assets	694,000	775,000
Operating lease right-of-use	238,000	333,000
Finance lease right-of-use	0	0
Total	932,000	1,122,000
Tangible assets	694,000	775,000
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | Investment in South Korean Joint Venture [Member]
Investment in South Korean joint venture		14,000
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member] | BioLargo Engineering, Science & Technologies, LLC [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(1,032,000)	(1,356,000)
Consolidation, Eliminations [Member]
Revenue from Contract with Customer, Including Assessed Tax	(771,000)	(1,087,000)
Research and development	771,000	1,087,000
Tangible assets	(224,000)	(234,000)
Operating lease right-of-use	0	0
Finance lease right-of-use	0	0
Total	(224,000)	(234,000)
Tangible assets	$ (224,000)	(234,000)
Consolidation, Eliminations [Member] | Investment in South Korean Joint Venture [Member]
Investment in South Korean joint venture		$ 0